Share capital, share premium and other reserves (Details) £ / shares in Units, £ in Thousands		2 Months Ended	3 Months Ended	12 Months Ended
	Mar. 21, 2025 GBP (£) shares	Oct. 01, 2025 shares	Jun. 28, 2025 shares	Dec. 31, 2025 GBP (£) Vote / shares £ / shares shares	Dec. 31, 2024 GBP (£) £ / shares shares	Jul. 31, 2025 GBP (£)	Mar. 28, 2025 GBP (£)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)
Disclosure of classes of share capital [line items]
Equity				£ 16,484,000	£ 16,224,000			£ 16,729,000	£ 16,457,000
Share capital				90,000	91,000
Repurchase of shares	£ 170,000
Purchase of treasury shares				151,000	116,000
Share capital purchased for cancellation				£ 503,000	£ 503,000
Number of shares outstanding | shares				8,952,353,648	9,083,725,919
Par value per share | £ / shares				£ 0.01	£ 0.01
Number of shares in entity held by the treasury | shares				45,745,646	30,365,037
Number of shares repurchased and cancelled during the period | shares	44,155,844
2025 Share buyback programme
Disclosure of classes of share capital [line items]
Share Repurchase Program, Authorized, Amount							£ 500,000
2025 Share buyback programme, tranche one
Disclosure of classes of share capital [line items]
Share Repurchase Program, Authorized, Amount							£ 200,000
Number of shares repurchased and cancelled during the period | shares			51,036,522
2025 Share buyback programme, tranche two
Disclosure of classes of share capital [line items]
Share Repurchase Program, Authorized, Amount						£ 280,000
Share Repurchase Program, Authorized, Amount carried over from prior tranche						130,000
Share Repurchase Program, Authorized, Amount for the purpose of satisfying obligations under employee share plans						£ 150,000
Number of shares repurchased during the period | shares		80,614,159
Number of shares repurchased to be held as treasury shares | shares		44,434,254
Number of shares repurchased and cancelled during the period | shares		36,179,905
Share capital
Disclosure of classes of share capital [line items]
Equity				£ 89,524	£ 90,837			£ 92,000	£ 92,000
Redeemable preference shares
Disclosure of classes of share capital [line items]
Dividend rights				0.00%
Ordinary shares
Disclosure of classes of share capital [line items]
Votes per share | Vote / shares				1
Ordinary shares at £0.01 each
Disclosure of classes of share capital [line items]
Number of shares outstanding | shares				8,952,353,648	9,083,725,919
Par value per share | £ / shares				£ 0.01